Reverse Merger (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Reverse Merger [Abstract]
Reverse recapitalization		$ 500,000	$ 500,000
Accounts payable and accrued expenses			$ 2,800,000